Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Receivables/(payables) with SeaMex Joint Venture as of December 31, 2015 consisted of the following:

(In $ millions)	December 31, 2015	December 31, 2014
Seller’s credit	250	—
Short term funding	45	—
Other receivables	34	—
Receivables /(payables) with Seadrill Partners and its subsidiaries as of December 31, 2015 and 2014 consisted of the following balances:

(In US$ millions)	December 31, 2015	December 31, 2014
Rig financing agreements and Loan Agreements (i)	197	237
$109.5 million Vendor financing loan (j)	110	110
Deferred consideration receivable (k)	96	74
Other receivables (l)	355	264
Other payables (l)	(179)	(77)
The Net income /(expenses) with Seadrill Partners for the years ended December 31, 2015, 2014, and 2013 were as follows:

(In US$ millions)	2015	2014	2013
Management fees charged to Seadrill Partners - Other revenues (a) and (b)	75	59	—
Rig operating expenses charged to Seadrill Partners - Other revenues (c)	29	22	—
Insurance premiums charged to Seadrill Partners (d)	20	21	—
Rig operating costs charged by Seadrill Partners (e)	(13)	—	—
Bareboat charter arrangements (f)	(2)	(26)	—
Interest expenses charged to Seadrill Partners (g)	16	40	—
Derivatives recharged to Seadrill Partners (h)	10	42	—
Net related party income from Seadrill Partners	135	158	—
During the years ended December 31, 2015, 2014 and 2013, the Company incurred the following lease costs on units leased from the Ship Finance subsidiaries.

(US$ millions)	2015	2014	2013
West Polaris *	—	55	70
West Hercules	55	75	77
West Taurus	57	111	112
West Linus	81	59	—
Total	193	300	259

 * The West Polaris was repurchased from Ship Finance on December 30, 2014, and subsequently sold to Seadrill Partners on June 18, 2015.